Accounting policies - Additional information (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	[1]
Accounting Policies [Abstract]
Cash and cash equivalents and short-term bank deposits	£ 400,153
Net cash flows used in operating activities	£ (84,669)	£ 27,552

[1]	See Note 2 for details of the restatement.